Distribution Date:	03/12/25	COMM 2015-CCRE24 Mortgage Trust
Determination Date:	03/06/25
Next Distribution Date:	04/11/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE24

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-16				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	26	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593JBA3	1.652000%	70,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593JBB1	3.022000%	14,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593JBC9	3.445000%	107,950,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593JBD7	3.214000%	8,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593JBE5	3.432000%	300,000,000.00	158,422,477.13	48,799,532.92	453,088.28	0.00	0.00	49,252,621.20	109,622,944.21	41.71%	30.00%
A-5	12593JBF2	3.696000%	470,508,000.00	470,508,000.00	0.00	1,449,164.64	0.00	0.00	1,449,164.64	470,508,000.00	41.71%	30.00%
A-M	12593JBH8	4.028000%	85,025,000.00	85,025,000.00	0.00	285,400.58	0.00	0.00	285,400.58	85,025,000.00	33.17%	23.88%
B	12593JBJ4	4.352457%	95,435,000.00	95,435,000.00	0.00	346,147.25	0.00	0.00	346,147.25	95,435,000.00	23.58%	17.00%
C	12593JBK1	4.352457%	62,467,000.00	62,467,000.00	0.00	226,570.76	0.00	0.00	226,570.76	62,467,000.00	17.30%	12.50%
D	12593JBL9	3.463000%	71,143,000.00	71,143,000.00	0.00	205,306.84	0.00	0.00	205,306.84	71,143,000.00	10.16%	7.38%
E	12593JAL0	3.102457%	31,234,000.00	31,234,000.00	0.00	80,751.77	0.00	0.00	80,751.77	31,234,000.00	7.02%	5.13%
F	12593JAN6	3.102457%	13,881,000.00	13,881,000.00	0.00	35,887.67	0.00	0.00	35,887.67	13,881,000.00	5.62%	4.13%
G*	12593JAQ9	3.102457%	15,617,000.00	15,617,000.00	0.00	16,115.31	0.00	0.00	16,115.31	15,617,000.00	4.05%	3.00%
H	12593JAS5	3.102457%	41,645,303.00	40,345,086.23	0.00	0.00	0.00	0.00	0.00	40,345,086.23	0.00%	0.00%
V	12593JAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593JAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593JAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,388,155,303.00	1,044,077,563.36	48,799,532.92	3,098,433.10	0.00	0.00	51,897,966.02	995,278,030.44

X-A	12593JBG0	0.675499%	1,056,733,000.00	713,955,477.13	0.00	401,896.69	0.00	0.00	401,896.69	665,155,944.21
X-B	12593JAA4	0.000000%	157,902,000.00	157,902,000.00	0.00	0.00	0.00	0.00	0.00	157,902,000.00
X-C	12593JAC0	0.889457%	71,143,000.00	71,143,000.00	0.00	52,732.18	0.00	0.00	52,732.18	71,143,000.00
X-D	12593JAE6	1.250000%	31,234,000.00	31,234,000.00	0.00	32,535.42	0.00	0.00	32,535.42	31,234,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12593JAG1	1.250000%	29,498,000.00	29,498,000.00	0.00	30,727.08	0.00	0.00	30,727.08	29,498,000.00
X-F	12593JAJ5	1.250000%	41,645,303.00	40,345,086.23	0.00	42,026.13	0.00	0.00	42,026.13	40,345,086.23
Notional SubTotal			1,388,155,303.00	1,044,077,563.36	0.00	559,917.50	0.00	0.00	559,917.50	995,278,030.44

Deal Distribution Total					48,799,532.92	3,658,350.60	0.00	0.00	52,457,883.52

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593JBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593JBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593JBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593JBE5	528.07492377	162.66510973	1.51029427	0.00000000	0.00000000	0.00000000	0.00000000	164.17540400	365.40981403
A-5	12593JBF2	1,000.00000000	0.00000000	3.08000000	0.00000000	0.00000000	0.00000000	0.00000000	3.08000000	1,000.00000000
A-M	12593JBH8	1,000.00000000	0.00000000	3.35666663	0.00000000	0.00000000	0.00000000	0.00000000	3.35666663	1,000.00000000
B	12593JBJ4	1,000.00000000	0.00000000	3.62704720	0.00000000	0.00000000	0.00000000	0.00000000	3.62704720	1,000.00000000
C	12593JBK1	1,000.00000000	0.00000000	3.62704724	0.00000000	0.00000000	0.00000000	0.00000000	3.62704724	1,000.00000000
D	12593JBL9	1,000.00000000	0.00000000	2.88583332	0.00000000	0.00000000	0.00000000	0.00000000	2.88583332	1,000.00000000
E	12593JAL0	1,000.00000000	0.00000000	2.58538035	0.00000000	0.00000000	0.00000000	0.00000000	2.58538035	1,000.00000000
F	12593JAN6	1,000.00000000	0.00000000	2.58538074	0.00000000	0.00000000	0.00000000	0.00000000	2.58538074	1,000.00000000
G	12593JAQ9	1,000.00000000	0.00000000	1.03190818	1.55347250	9.22541333	0.00000000	0.00000000	1.03190818	1,000.00000000
H	12593JAS5	968.77878953	0.00000000	0.00000000	2.50466181	51.08194602	0.00000000	0.00000000	0.00000000	968.77878953
V	12593JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593JBG0	675.62523091	0.00000000	0.38032000	0.00000000	0.00000000	0.00000000	0.00000000	0.38032000	629.44560661
X-B	12593JAA4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593JAC0	1,000.00000000	0.00000000	0.74121389	0.00000000	0.00000000	0.00000000	0.00000000	0.74121389	1,000.00000000
X-D	12593JAE6	1,000.00000000	0.00000000	1.04166677	0.00000000	0.00000000	0.00000000	0.00000000	1.04166677	1,000.00000000
X-E	12593JAG1	1,000.00000000	0.00000000	1.04166655	0.00000000	0.00000000	0.00000000	0.00000000	1.04166655	1,000.00000000
X-F	12593JAJ5	968.77878953	0.00000000	1.00914454	0.00000000	0.00000000	0.00000000	0.00000000	1.00914454	968.77878953

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/25 - 02/28/25	30	0.00	453,088.28	0.00	453,088.28	0.00	0.00	0.00	453,088.28	0.00
A-5	02/01/25 - 02/28/25	30	0.00	1,449,164.64	0.00	1,449,164.64	0.00	0.00	0.00	1,449,164.64	0.00
X-A	02/01/25 - 02/28/25	30	0.00	401,896.69	0.00	401,896.69	0.00	0.00	0.00	401,896.69	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	02/01/25 - 02/28/25	30	0.00	52,732.18	0.00	52,732.18	0.00	0.00	0.00	52,732.18	0.00
X-D	02/01/25 - 02/28/25	30	0.00	32,535.42	0.00	32,535.42	0.00	0.00	0.00	32,535.42	0.00
X-E	02/01/25 - 02/28/25	30	0.00	30,727.08	0.00	30,727.08	0.00	0.00	0.00	30,727.08	0.00
X-F	02/01/25 - 02/28/25	30	0.00	42,026.13	0.00	42,026.13	0.00	0.00	0.00	42,026.13	0.00
A-M	02/01/25 - 02/28/25	30	0.00	285,400.58	0.00	285,400.58	0.00	0.00	0.00	285,400.58	0.00
B	02/01/25 - 02/28/25	30	0.00	346,147.25	0.00	346,147.25	0.00	0.00	0.00	346,147.25	0.00
C	02/01/25 - 02/28/25	30	0.00	226,570.76	0.00	226,570.76	0.00	0.00	0.00	226,570.76	0.00
D	02/01/25 - 02/28/25	30	0.00	205,306.84	0.00	205,306.84	0.00	0.00	0.00	205,306.84	0.00
E	02/01/25 - 02/28/25	30	0.00	80,751.77	0.00	80,751.77	0.00	0.00	0.00	80,751.77	0.00
F	02/01/25 - 02/28/25	30	0.00	35,887.67	0.00	35,887.67	0.00	0.00	0.00	35,887.67	0.00
G	02/01/25 - 02/28/25	30	119,812.70	40,375.89	0.00	40,375.89	24,260.58	0.00	0.00	16,115.31	144,073.28
H	02/01/25 - 02/28/25	30	2,023,015.72	104,307.40	0.00	104,307.40	104,307.40	0.00	0.00	0.00	2,127,323.12
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,142,828.42	3,786,918.58	0.00	3,786,918.58	128,567.98	0.00	0.00	3,658,350.60	2,271,396.40

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	52,457,883.52
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,546,799.46	Master Servicing Fee	9,857.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,388.59
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	406.03
ARD Interest	0.00	Operating Advisor Fee	1,524.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	254,506.61
Total Interest Collected	3,801,306.07	Total Fees	14,387.50

Principal		Expenses/Reimbursements
Scheduled Principal	27,859,072.84	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	113,033.22
Principal Prepayments	20,940,460.08	Special Servicing Fees (Monthly)	15,534.76
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	48,799,532.92	Total Expenses/Reimbursements	128,567.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,658,350.60
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	48,799,532.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	52,457,883.52
Total Funds Collected	52,600,838.99	Total Funds Distributed	52,600,839.00

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,044,077,563.36	1,044,077,563.36	Beginning Certificate Balance	1,044,077,563.36
(-) Scheduled Principal Collections	27,859,072.84	27,859,072.84	(-) Principal Distributions	48,799,532.92
(-) Unscheduled Principal Collections	20,940,460.08	20,940,460.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	995,278,030.44	995,278,030.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,046,075,112.02	1,046,075,112.02	Ending Certificate Balance	995,278,030.44
Ending Actual Collateral Balance	997,355,702.82	997,355,702.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP
7,499,999 or less	30	107,620,097.61	10.81%	3	4.5975	1.838784	1.39 or less	12	328,728,900.75	33.03%	6	4.1852	0.849077
7,500,000 to 14,999,999	4	48,719,850.47	4.90%	3	4.4666	1.738133	1.40 to 1.44	2	6,378,654.75	0.64%	3	4.5988	1.439307
15,000,000 to 24,999,999	7	137,248,544.59	13.79%	3	4.5143	2.057604	1.45 to 1.54	2	9,763,086.47	0.98%	4	4.5361	1.494491
25,000,000 to 49,999,999	6	210,052,496.58	21.10%	4	4.3395	1.106930	1.55 to 1.99	21	287,700,049.64	28.91%	4	4.5180	1.741313
50,000,000 to 74,999,999	2	116,958,779.54	11.75%	5	4.4863	1.488230	2.00 to 2.49	10	82,593,767.23	8.30%	3	4.5071	2.321919
75,000,000 or greater	3	253,158,799.04	25.44%	7	4.0571	1.922410	2.50 to 2.99	2	101,514,831.59	10.20%	4	4.3426	2.655240
Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979	3.00 or greater	3	57,079,277.40	5.74%	4	4.0814	3.381944
							Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	23	121,519,462.61	12.21%	4	4.5596	NAP
							Defeased	23	121,519,462.61	12.21%	4	4.5596	NAP
Alabama	1	2,735,760.23	0.27%	4	4.9700	1.426000
							Industrial	23	105,144,803.95	10.56%	4	4.3726	1.677405
Arizona	2	9,600,199.57	0.96%	3	4.4832	2.314903
							Lodging	10	240,284,447.74	24.14%	4	4.5104	1.585246
California	11	287,368,672.81	28.87%	7	4.1719	1.963646
							Mixed Use	4	96,408,521.73	9.69%	4	4.1660	1.914056
Colorado	2	30,398,477.38	3.05%	4	4.6258	1.229535
							Mobile Home Park	2	5,987,726.37	0.60%	4	4.4752	1.584564
Florida	10	136,688,406.08	13.73%	3	4.4233	2.275192
							Multi-Family	12	71,466,008.11	7.18%	4	4.6789	1.889453
Illinois	4	8,059,025.87	0.81%	4	4.5232	1.741726
							Office	15	115,581,880.51	11.61%	4	4.1881	1.314483
Indiana	7	24,535,070.84	2.47%	4	4.3060	1.658300
							Retail	19	238,061,833.63	23.92%	7	4.2048	1.758872
Kentucky	8	47,277,685.22	4.75%	4	4.3863	2.046098
							Self Storage	1	823,344.28	0.08%	4	4.7110	1.509600
Michigan	11	46,162,272.59	4.64%	4	4.6381	1.436875
							Totals	109	995,278,030.44	100.00%	5	4.3700	1.629979
Minnesota	1	6,771,441.21	0.68%	4	4.9430	1.877000

Mississippi	1	6,514,831.59	0.65%	2	4.3800	2.695200

Nevada	3	19,900,931.53	2.00%	4	4.6244	1.858700

New York	2	52,255,443.63	5.25%	4	3.8113	0.768705

North Carolina	3	11,602,344.70	1.17%	4	4.3104	1.592678

Ohio	3	19,797,979.51	1.99%	3	4.1803	2.154077

Oregon	1	49,277,928.86	4.95%	5	4.7800	(0.366900)

Pennsylvania	1	50,558,779.54	5.08%	4	4.2700	1.009300

South Carolina	1	10,113,492.80	1.02%	4	4.3060	1.658300

Tennessee	6	15,214,196.55	1.53%	4	4.4259	1.768213

Texas	7	34,312,798.24	3.45%	4	4.7141	1.437349

Wisconsin	1	4,612,827.58	0.46%	4	4.5420	1.552200

Totals	109	995,278,030.44	100.00%	5	4.3700	1.629979

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP
	4.4999% or less	19	483,932,441.74	48.62%	6	4.0823	1.898064	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	19	288,150,855.70	28.95%	4	4.5988	1.623195	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	14	101,675,270.39	10.22%	4	4.8647	0.707794	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	52	873,758,567.83	87.79%	5	4.3437	1.668911
								Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP
	60 months or less	52	873,758,567.83	87.79%	5	4.3437	1.668911	Interest Only	14	267,895,400.00	26.92%	4	4.4061	2.346003
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	38	605,863,167.83	60.87%	5	4.3161	1.369520
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979
	Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	121,519,462.61	12.21%	4	4.5596	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	719,984,722.49	72.34%	5	4.3036	1.738128
	12 to 24 months	6	153,773,845.34	15.45%	4	4.5313	1.344828
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	995,278,030.44	100.00%	5	4.3700	1.629979
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100419	RT	Lakewood	CA	Actual/360	3.432%	203,593.49	482,291.01	0.00	N/A	06/01/26	--	76,271,288.26	75,788,997.25	03/01/25
2	304241002	LO	Miami Beach	FL	Actual/360	4.340%	320,677.78	0.00	0.00	N/A	07/06/25	--	95,000,000.00	95,000,000.00	03/06/25
3	656100443	IN	Various	Various	Actual/360	4.306%	276,400.14	159,600.84	0.00	N/A	07/01/25	--	82,529,402.63	82,369,801.79	03/01/25
5	407000509	RT	Los Angeles	CA	Actual/360	4.651%	240,198.31	0.00	0.00	N/A	08/06/25	--	66,400,000.00	66,400,000.00	03/06/25
6	304241006	MU	Pittsburgh	PA	Actual/360	4.270%	168,374.05	139,327.50	0.00	N/A	07/06/25	--	50,698,107.04	50,558,779.54	03/06/25
7	28200723	OF	New York	NY	Actual/360	3.665%	123,991.81	181,717.96	0.00	N/A	07/06/25	--	43,497,419.40	43,315,701.44	03/06/25
8	304241008	LO	Portland	OR	Actual/360	4.780%	183,660.05	122,562.37	0.00	N/A	08/06/25	--	49,400,491.23	49,277,928.86	09/06/23
9	407000505	MF	Sacramento	CA	Actual/360	4.511%	114,766.40	77,019.02	0.00	N/A	08/06/25	--	32,706,814.74	32,629,795.72	03/06/25
10	28000697	MH	Bohemia	NY	Actual/360	4.386%	118,370.54	69,854.71	0.00	N/A	07/06/25	04/06/25	34,699,201.97	34,629,347.26	03/06/25
11	301880087	OF	Various	MI	Actual/360	4.582%	101,335.50	62,878.21	0.00	N/A	07/06/25	--	28,434,853.00	28,371,974.79	03/06/25
12	28000715	LO	Centennial	CO	Actual/360	4.652%	95,951.51	61,870.04	0.00	N/A	07/06/25	--	26,518,965.81	26,457,095.77	03/06/25
13	304241013	MU	Los Angeles	CA	Actual/360	3.898%	90,953.33	0.00	0.00	N/A	07/06/25	--	30,000,000.00	30,000,000.00	03/06/25
14	656100441	MF	Irving	TX	Actual/360	4.510%	89,970.70	57,140.40	0.00	N/A	07/06/25	--	25,648,916.18	25,591,775.78	03/06/25
15	407000487	RT	San Francisco	CA	Actual/360	4.253%	82,138.37	50,724.92	0.00	N/A	07/06/25	--	24,833,974.17	24,783,249.25	03/06/25
16	28000653	MU	Fort Worth	TX	Actual/360	4.240%	69,249.91	20,998,962.38	0.00	N/A	05/06/25	--	20,998,962.38	0.00	03/06/25
17	304241017	IN	Arlington	TX	Actual/360	4.614%	81,903.56	50,310.20	0.00	N/A	07/06/25	--	22,825,312.36	22,775,002.16	03/06/25
18	28000709	OF	Chattanooga	TN	Actual/360	4.805%	74,161.45	51,830.78	0.00	N/A	07/06/25	--	19,844,003.19	19,792,172.41	03/06/25
20	407000485	MF	Various	Various	Actual/360	4.892%	74,027.29	44,311.80	0.00	N/A	07/06/25	--	19,455,834.84	19,411,523.04	03/06/25
21	28000698	MH	East Hampton	NY	Actual/360	4.377%	67,008.44	39,664.09	0.00	N/A	07/06/25	04/06/25	19,683,276.82	19,643,612.73	03/06/25
22	407000368	RT	Vero Beach	FL	Actual/360	4.551%	63,301.76	43,733.21	0.00	N/A	12/06/24	--	17,885,503.35	17,841,770.14	01/06/25
23	304241023	OF	Louisville	KY	Actual/360	4.242%	68,838.80	0.00	0.00	N/A	06/06/25	--	20,862,000.00	20,862,000.00	03/06/25
25	656100429	LO	Cuyahoga Falls	OH	Actual/360	4.060%	41,667.73	53,940.24	0.00	N/A	06/06/25	--	13,195,268.73	13,141,328.49	03/06/25
26	407000496	RT	Las Vegas	NV	Actual/360	4.713%	52,878.21	38,014.93	0.00	N/A	07/06/25	--	14,426,794.72	14,388,779.79	03/06/25
27	304241027	LO	Cambria	CA	Actual/360	4.575%	58,089.79	0.00	0.00	N/A	06/06/25	--	16,325,000.00	16,325,000.00	03/06/25
28	304241028	LO	Pismo Beach	CA	Actual/360	4.575%	54,264.58	0.00	0.00	N/A	06/06/25	--	15,250,000.00	15,250,000.00	03/06/25
29	304241029	LO	Cambria	CA	Actual/360	4.575%	43,589.58	0.00	0.00	N/A	06/06/25	--	12,250,000.00	12,250,000.00	03/06/25
31	301880057	MF	St. Louis	MO	Actual/360	4.527%	32,326.35	9,181,014.01	0.00	N/A	06/06/25	03/06/25	9,181,014.01	0.00	03/06/25
33	656100437	OF	San Francisco	CA	Actual/360	4.160%	28,396.15	8,776,281.38	0.00	N/A	07/06/25	03/06/25	8,776,281.38	0.00	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
34	656100434	MU	Brooklyn	NY	Actual/360	4.520%	31,490.64	17,773.17	0.00	N/A	07/06/25	--	8,957,515.36	8,939,742.19	03/06/25
35	28000668	LO	Corpus Christi	TX	Actual/360	5.021%	23,850.05	38,956.01	0.00	N/A	05/06/25	--	6,107,219.68	6,068,263.67	01/06/25
37	407000482	MF	Bemidji	MN	Actual/360	4.943%	26,100.46	17,500.37	0.00	N/A	07/06/25	--	6,788,941.58	6,771,441.21	03/06/25
38	301880059	LO	Dlberville	MS	Actual/360	4.380%	22,255.05	17,961.16	0.00	N/A	05/06/25	--	6,532,792.75	6,514,831.59	03/06/25
39	301880066	RT	East Lansing	MI	Actual/360	4.433%	24,520.99	14,313.52	0.00	N/A	06/06/25	--	7,111,885.17	7,097,571.65	03/06/25
40	28000710	OF	Wyoming	MI	Actual/360	5.000%	25,277.24	12,971.30	0.00	07/06/25	07/06/30	--	6,499,860.99	6,486,889.69	10/06/24
41	301880069	OF	Delray Beach	FL	Actual/360	4.422%	20,743.88	14,400.41	0.00	N/A	07/06/25	--	6,031,367.56	6,016,967.15	03/06/25
42	304241042	MU	Garden Grove	CA	Actual/360	4.110%	22,088.97	0.00	0.00	N/A	05/06/25	--	6,910,000.00	6,910,000.00	03/06/25
45	656100432	RT	Glendale	AZ	Actual/360	4.380%	19,249.27	12,823.78	0.00	N/A	06/06/25	--	5,650,471.79	5,637,648.01	03/06/25
46	28000708	OF	Englewood	CO	Actual/360	4.888%	17,649.67	12,030.19	0.00	N/A	07/06/25	--	4,642,478.62	4,630,448.43	03/06/25
47	301880078	MF	Wausau	WI	Actual/360	4.542%	16,334.11	10,907.23	0.00	N/A	07/06/25	--	4,623,734.81	4,612,827.58	03/06/25
48	304241048	RT	Loveland	CO	Actual/360	4.450%	13,695.60	15,613.31	0.00	N/A	07/06/25	--	3,956,994.92	3,941,381.61	03/06/25
49	28000705	OF	Grand Rapids	MI	Actual/360	4.805%	15,759.31	11,014.04	0.00	N/A	07/06/25	--	4,216,850.50	4,205,836.46	03/06/25
50	301880073	RT	Temecula	CA	Actual/360	4.546%	14,861.24	10,609.87	0.00	N/A	06/06/25	--	4,203,102.75	4,192,492.88	03/06/25
51	407000473	RT	Miami	FL	Actual/360	4.585%	14,312.39	4,013,006.93	0.00	N/A	03/06/25	--	4,013,006.93	0.00	03/06/25
52	407000501	RT	Margate	FL	Actual/360	4.524%	15,785.05	8,858.40	0.00	N/A	08/06/25	--	4,486,087.38	4,477,228.98	03/06/25
54	301880075	MH	Brooksville	FL	Actual/360	4.561%	11,195.80	7,430.74	0.00	N/A	07/06/25	--	3,156,019.40	3,148,588.66	03/06/25
55	301880076	SS	Brooksville	FL	Actual/360	4.711%	3,024.30	2,038.87	0.00	N/A	07/06/25	--	825,383.15	823,344.28	03/06/25
57	301880063	OF	Raleigh	NC	Actual/360	4.320%	12,273.89	10,048.20	0.00	N/A	06/06/25	--	3,652,942.72	3,642,894.52	03/06/25
58	656100433	RT	Glendale	AZ	Actual/360	4.630%	14,297.76	7,823.11	0.00	N/A	06/06/25	--	3,970,374.67	3,962,551.56	03/06/25
			Colorado Springs &
59	28000685	MH		CO	Actual/360	4.588%	11,337.29	12,498.38	0.00	N/A	06/06/25	--	3,177,095.31	3,164,596.93	03/06/25
			Ma
60	28000683	MF	Bowling Green	KY	Actual/360	5.012%	12,428.86	8,213.26	0.00	N/A	06/06/25	--	3,188,340.24	3,180,126.98	03/06/25
61	407000498	SS	Houston	TX	Actual/360	4.857%	11,733.90	8,071.59	0.00	N/A	07/06/25	04/06/25	3,105,803.87	3,097,732.28	03/06/25
62	304241062	SS	Spring Hill	FL	Actual/360	4.875%	12,224.96	7,355.74	0.00	N/A	05/06/25	--	3,224,165.55	3,216,809.81	03/06/25
63	407000469	MF	McAllen	TX	Actual/360	4.508%	10,575.27	7,176.40	0.00	N/A	06/06/25	--	3,015,809.45	3,008,633.05	03/06/25
64	301880088	RT	Edinburg	TX	Actual/360	5.015%	11,362.85	7,458.01	0.00	N/A	07/06/25	04/06/25	2,913,137.51	2,905,679.50	03/06/25
65	304241065	MH	Merced	CA	Actual/360	4.380%	9,698.52	7,786.79	0.00	N/A	06/06/25	--	2,846,924.50	2,839,137.71	03/06/25
66	301880082	RT	Las Vegas	NV	Actual/360	4.380%	9,676.11	7,809.20	0.00	N/A	05/06/25	--	2,840,344.48	2,832,535.28	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
67	407000491	MF	Troy	AL	Actual/360	4.970%	10,602.49	7,052.17	0.00	N/A	07/06/25	--	2,742,812.40	2,735,760.23	02/06/25
68	407000476	OF	Las Vegas	NV	Actual/360	4.410%	9,216.22	7,328.39	0.00	N/A	06/06/25	--	2,686,944.85	2,679,616.46	03/06/25
69	304241069	MF	Englewood	OH	Actual/360	4.630%	8,290.27	6,114.02	0.00	N/A	07/06/25	--	2,302,142.17	2,296,028.15	03/06/25
70	301880074	MF	Ionia	MI	Actual/360	4.550%	7,960.96	2,249,566.02	0.00	N/A	03/06/25	--	2,249,566.02	0.00	03/06/25
73	407000478	RT	Oviedo	FL	Actual/360	4.965%	7,043.47	4,719.59	0.00	N/A	06/06/25	--	1,823,946.82	1,819,227.23	03/06/25
74	304241074	MF	Jacksonville	FL	Actual/360	4.380%	5,694.95	4,546.44	0.00	N/A	07/06/25	--	1,671,706.94	1,667,160.50	03/06/25
75	407000467	SS	Georgetown	KY	Actual/360	4.189%	4,740.16	1,454,706.31	0.00	N/A	03/06/25	--	1,454,706.31	0.00	03/06/25
76	28000690	RT	Canyon Lake	TX	Actual/360	5.200%	3,627.87	0.00	0.00	07/06/25	07/06/30	--	897,000.00	897,000.00	03/06/25
77	28000717	RT	Pleasanton	TX	Actual/360	5.026%	3,343.85	0.00	0.00	07/06/25	07/06/30	--	855,400.00	855,400.00	03/06/25
78	28000720	RT	Peoria	IL	Actual/360	5.025%	3,302.54	0.00	0.00	07/06/25	07/06/30	--	845,000.00	845,000.00	03/06/25
79	28000718	RT	Bridgeport	IL	Actual/360	5.024%	3,174.89	0.00	0.00	07/06/25	07/06/30	--	812,500.00	812,500.00	02/06/25
80	28000719	RT	Tremont	IL	Actual/360	5.023%	3,047.29	0.00	0.00	07/06/25	07/06/30	--	780,000.00	780,000.00	03/06/25
81	28000691	RT	Wheeler	TX	Actual/360	5.200%	2,865.49	0.00	0.00	07/06/25	07/06/30	--	708,500.00	708,500.00	02/06/25
Totals							3,546,799.46	48,799,532.92	0.00				1,044,077,563.36	995,278,030.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,856,465.66	22,235,580.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,189,456.00	19,670,004.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,057,988.63	18,661,679.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,904,210.00	4,428,158.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,196,233.90	2,986,684.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	12,796,572.00	5,867,198.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(287,434.00)	(1,055,358.03)	07/01/22	06/30/23	03/06/25	30,435,271.99	2,541,532.42	192,781.92	4,948,081.75	132,104.31	0.00
9	3,866,936.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,583,702.08	2,331,546.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,562,385.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,280,590.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	5,032,204.00	3,854,777.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	10,245,595.11	8,651,498.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,106,862.13	2,199,902.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	3,265,889.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,754,920.00	0.00	--	--	--	0.00	0.00	106,609.30	213,336.34	0.00	0.00
23	2,916,497.00	1,819,590.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,621,053.43	2,652,373.75	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,976,001.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	882,281.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,114,770.22	1,991,253.27	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,152,458.37	1,177,694.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	831,740.40	667,568.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	8,776.33	0.00
35	0.00	(51,060.00)	10/01/23	09/30/24	--	0.00	0.00	62,755.71	125,561.92	0.00	0.00
37	794,281.74	769,884.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,425,911.34	1,451,334.28	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	665,155.04	497,055.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,030,441.08	778,428.00	01/01/24	09/30/24	--	0.00	0.00	38,194.95	191,105.95	17,277.82	0.00
41	760,884.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	796,125.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,003,386.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	541,419.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	770,610.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	531,961.95	489,802.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	738,525.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	405,108.00	195,970.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	258,662.90	213,923.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	100,024.36	72,437.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	435,446.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	620,657.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	373,236.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	383,441.58	208,819.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	563,874.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	316,314.84	0.00	--	--	--	0.00	0.00	17,601.32	17,601.32	0.00	0.00
68	0.00	330,982.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	667,510.16	629,897.03	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	247,471.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	94,862.12	71,146.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	90,604.79	67,954.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	84,409.40	63,307.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	81,706.01	61,279.75	01/01/24	09/30/24	--	0.00	0.00	3,171.73	3,171.73	0.00	0.00
80	79,202.44	59,401.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	74,040.10	55,530.56	01/01/24	09/30/24	--	0.00	0.00	2,862.73	2,862.73	0.00	0.00
Totals	165,842,654.18	104,106,249.01				30,435,271.99	2,541,532.42	423,977.66	5,501,721.74	158,158.46	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	28000653	20,940,460.08	Payoff Prior to Maturity	0.00	0.00
Totals		20,940,460.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/12/25	1	6,068,263.67	0	0.00	2	55,764,818.55	0	0.00	0	0.00	0	0.00	0	0.00	1	20,940,460.08	4.370024%	4.332228%	5
02/12/25	0	0.00	0	0.00	3	62,007,571.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.367655%	4.330808%	6
01/10/25	0	0.00	1	6,510,080.02	2	55,646,417.61	0	0.00	0	0.00	0	0.00	0	0.00	1	1,999,615.36	4.367338%	4.330485%	7
12/12/24	1	6,520,255.24	1	6,179,551.53	1	49,604,996.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365969%	4.333661%	8
11/13/24	2	12,747,637.43	0	0.00	1	49,713,194.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365659%	4.333346%	9
10/11/24	0	0.00	0	0.00	1	49,814,375.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.365356%	4.334574%	10
09/12/24	0	0.00	0	0.00	1	49,921,743.31	0	0.00	1	0.00	0	0.00	0	0.00	1	7,987,780.24	4.365049%	4.335736%	11
08/12/24	0	0.00	0	0.00	1	50,022,069.33	0	0.00	1	8,002,476.45	0	0.00	0	0.00	0	0.00	4.367832%	4.336652%	11
07/12/24	0	0.00	0	0.00	1	50,121,984.09	0	0.00	1	8,017,112.43	0	0.00	0	0.00	0	0.00	4.367536%	4.336357%	12
06/12/24	1	6,395,434.83	0	0.00	1	50,228,131.12	0	0.00	1	8,032,750.50	0	0.00	0	0.00	0	0.00	4.367238%	4.336058%	13
05/10/24	0	0.00	0	0.00	1	50,327,201.19	0	0.00	1	8,047,262.39	0	0.00	0	0.00	0	0.00	4.366946%	4.335767%	14
04/12/24	1	6,466,188.45	0	0.00	1	50,432,534.02	0	0.00	1	8,062,780.86	0	0.00	1	6,804,043.82	0	0.00	4.366651%	4.335472%	15
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	304241008	09/06/23	17	6	192,781.92	4,948,081.75	645,058.44		51,138,324.43	10/06/23	13
22	407000368	01/06/25	1	5	106,609.30	213,336.34	0.00		17,922,309.99	12/23/24	13
35	28000668	01/06/25	1	1	62,755.71	125,561.92	0.00		6,143,463.62	10/08/24	13
40	28000710	10/06/24	4	6	38,194.95	191,105.95	31,955.44		6,541,374.36	10/16/24	13
67	407000491	02/06/25	0	B	17,601.32	17,601.32	0.00		2,742,812.40
79	28000718	02/06/25	0	B	3,171.73	3,171.73	0.00		812,500.00
81	28000691	02/06/25	0	B	2,862.73	2,862.73	0.00		708,500.00
Totals					423,977.66	5,501,721.74	677,013.88		86,009,284.80
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		17,841,770	0	17,841,770		0
0 - 6 Months		890,261,973	834,915,781	55,346,193		0
7 - 12 Months		0	0	0		0
13 - 24 Months		75,788,997	75,788,997	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		11,385,290	4,898,400	6,486,890		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	995,278,030	915,603,178	23,910,034	0	55,764,819	0
Feb-25	1,044,077,563	964,184,488	17,885,503	0	62,007,572	0
Jan-25	1,046,012,061	965,933,253	0	6,510,080	73,568,728	0
Dec-24	1,060,743,471	980,479,694	6,520,255	6,179,552	67,563,970	0
Nov-24	1,062,770,877	1,000,310,045	12,747,637	0	49,713,195	0
Oct-24	1,064,688,403	1,014,874,027	0	0	49,814,376	0
Sep-24	1,066,702,049	1,016,780,306	0	0	49,921,743	0
Aug-24	1,076,607,885	1,018,583,339	0	0	50,022,069	8,002,476
Jul-24	1,078,519,027	1,020,379,930	0	0	50,121,984	8,017,112
Jun-24	1,080,528,042	1,015,871,726	6,395,435	0	50,228,131	8,032,751
May-24	1,082,425,045	1,024,050,581	0	0	50,327,201	8,047,262
Apr-24	1,084,420,425	1,019,458,922	6,466,188	0	50,432,534	8,062,781
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	304241008	49,277,928.86	51,138,324.43	26,700,000.00	09/27/24	(1,348,593.08)	(0.36690)	06/30/23	08/06/25	244
22	407000368	17,841,770.14	17,922,309.99	30,600,000.00	08/26/14	1,367,778.00	1.06480	12/31/23	12/06/24	244
35	28000668	6,068,263.67	6,143,463.62	14,600,000.00	--	(51,060.00)	(0.06770)	09/30/24	05/06/25	121
40	28000710	6,486,889.69	6,541,374.36	9,500,000.00	12/11/14	778,428.00	1.69590	09/30/24	07/06/30	244
Totals		79,674,852.36	81,745,472.40	81,400,000.00		746,552.92

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	304241008	LO	OR	10/06/23	13

The Collateral consists of the fee-simple 1999-built, full-service hotel in Portland's financial and retail district. The Property operates as an independent hotel. The Loan was transferred on 10/10/2023 for Imminent Default due to cash flow issues.

                Borrower has submitted multiple A/B modification proposals which Lender has rejected. Borrower failed to make debt service payments. Lender sent a notice of default. Counsel has been engaged to commence enforcement remedies.

Updated Phase I has been ordered. Borrower has also retained a 3rd Party Loan Advisor, who has executed the Std Pre-Negotiation Letter. Lender and Borrower have agreed in concept to an A/B Note Structure. Borrower has remitted funds for Legal Retainer. Foreclosure date pushed out the foreclousre date to March 30, 2025, based on the negotiated modification.

22	407000368	RT	FL	12/23/24	13

Loan transferred on 12/24/24 for Maturity Default as Borrower failed to pay off the Loan at the Maturity of 12/6/24. Collateral consists of a factory outlet mall ("Property") in Vero Beach, FL. Property was built in 2004, renovated between 2012 and

2014, contains ~339K NRSF on a 43.04-acre site, and is anchored by Restoration Hardware (36K SF). Property reported YE2024 NOI of $1.58MM and occupancy of 77%, as of 12/31/24. Notice of Default was sent on 12/27/24. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

35	28000668	LO	TX	10/08/24	13

Loan transferred as a SS on 10/9/2024 attributed due to imminent default attributed to cash flow issues. The Loan was previously transferred as a NT on 9/17/2024 for Lender's Consent to extend the La Quinta Franchise Agreement, which expires 11/12/2024, and to use Excess Cash Reserves to pay delinquent Franchise Fees. Loan collateral is a 140-key Portfolio comprising of the 66-key La Quinta Inn and Suites and 74-key Candlewood Suites in Corpus Christi, TX. The

Candlewood Suites Franchise Agreement expires 2/9/2028. Loan matures 5/6/2025. Borrower-signed Pre-Negotiation Letter returned to Lender. Lender paid delinquent Candlewood franchise fees and is evaluating Lender remedies with counsel while dual tracking discussions with Borrower.

40	28000710	OF	MI	10/16/24	13

Loan transferred SS on 10/17/2024 for Imminent Default due to cash flow issues. Booking.com (78K SF; 80% NRA) vacated their space in 6/24 leaving AMI Entertainment Network (19K SF; 20% NRA) as the only tenant in the building. Borrower indicated that they can no longer cover shortfalls and requested for an appointment of a Receiver as well as handing back the Property. A Notice Of Default Letter was sent out on 11/1/2024. Counsel was retained and Lender will move forward with enforcement actions. Friedman was appointed as Receiver on 2/4/25. The Property is a 97K SF Class B office building originally built in 1963 as a single tenant office space located in Grand Rapids, MI. In 2008 the Property was repositioned for multi-tenant occupany.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	304241002	95,000,000.00	4.34000%	95,000,000.00	4.34000%	10	07/06/20	06/06/20	08/06/20
2	304241002	0.00	4.34000%	0.00	4.34000%	10	08/06/20	06/06/20	07/06/20
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/17/21	12/17/21	02/07/22
4	28000712	0.00	4.87700%	0.00	4.87700%	2	12/07/21	12/17/21	02/07/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	09/20/22	09/20/22	10/06/22
8	304241008	0.00	4.78000%	0.00	4.78000%	10	10/06/22	09/20/22	09/20/22
12	28000715	29,155,424.24	4.65200%	29,114,396.08	4.65200%	10	07/06/20	06/30/20	08/06/20
12	28000715	0.00	4.65200%	0.00	4.65200%	10	08/06/20	06/30/20	07/06/20
25	656100429	15,669,749.39	4.06000%	15,628,924.60	4.06000%	10	08/05/20	07/06/20	09/08/20
25	656100429	0.00	4.06000%	0.00	4.06000%	10	09/08/20	07/06/20	08/05/20
32	656100423	10,500,000.00	4.31000%	10,500,000.00	4.31000%	1	06/24/20	05/06/20	--
32	656100423	0.00	4.31000%	0.00	4.31000%	9	12/28/21	12/06/21	--
Totals		150,325,173.63		150,243,320.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	304241036 09/12/24	8,002,476.45	8,000,000.00	12,193,443.98	3,748,403.04	11,750,879.49	8,002,476.45	0.00	0.00	0.00	0.00	0.00%
71	28000689 05/12/22	1,950,809.03	1,400,000.00	1,243,975.26	602,265.93	1,192,519.18	590,253.25	1,360,555.78	0.00	60,338.47	1,300,217.31	53.07%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,953,285.48	9,400,000.00	13,437,419.24	4,350,668.97	12,943,398.67	8,592,729.70	1,360,555.78	0.00	60,338.47	1,300,217.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	304241036	09/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	28000689	09/12/23	0.00	0.00	1,300,217.31	0.00	0.00	(4,861.32)	0.00	0.00	1,300,217.31
		01/12/23	0.00	0.00	1,305,078.63	0.00	0.00	(55,547.23)	0.00	0.00
		07/12/22	0.00	0.00	1,360,625.86	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	1,360,555.78	0.00	0.00	1,360,555.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,300,217.31	0.00	0.00	1,300,217.31	0.00	0.00	1,300,217.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	9,605.65	0.00	0.00	113,033.22	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,477.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,187.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,263.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,534.76	0.00	0.00	113,033.22	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		128,567.98

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Supplemental Notes
February 2023 Disclosable Special Servicer Fees
Deal Name COMM 2015-CR24Determination Date 02/06/2023Distribution Date 02/10/23Fee Type: Special Servicer Fee	Fee Amount for Current Period:21,845

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